Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed and Gross Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of components of net debt [abstract]
Interest-bearing loans and borrowings nominal - fixed rate	$ (9,398)	$ (10,052)
Derivative financial instruments - fixed rate	1,775	1,800
Net fixed rate debt including derivatives	(7,623)	(8,252)
Interest-bearing loans and borrowings nominal - floating rate	(280)	(317)
Cumulative fair value hedge adjustment	42	(118)
Derivative financial instruments - floating rate	(1,775)	(1,800)
Derivative financial instruments (net) - fair value	(86)	122
Gross debt including derivative financial instruments, excluding lease liabilities	(9,722)	(10,365)
Lease liabilities - fixed rate	(1,319)	(1,671)
Gross debt including derivative financial instruments, including lease liabilities	(11,041)	(12,036)
Cash and cash equivalents - floating rate (note 23)	5,936	5,783
Group net debt	$ (5,105)	$ (6,253)
Net fixed rate debt including derivatives	3.10%	2.90%
Gross debt including derivative financial instruments, excluding lease liabilities	3.50%	2.80%
Net fixed rate debt including derivatives	8 years 1 month 6 days	8 years 7 months 6 days